Note 4 - Fair Value Measurements (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Derivative Instrument, Shares of Common Stock Held	238,000
Derivative Instrument, Common Shares Held, Per Share	$ 19.63
Available-for-sale Securities	$ 0
General and Administrative Expense [Member]
Derivative, Gain on Derivative	$ 500	$ 0	$ 0